SHARE CAPITAL - Narrative (Details)						12 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Jan. 18, 2021 EUR (€) shares	Jan. 13, 2021 EUR (€) shares	Jan. 13, 2021 $ / shares	Dec. 31, 2022 EUR (€) € / shares shares
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
Common Shares, par value | € / shares						€ 0
Reverse stock split	0.1	10
Shares issued on completion of private placement (in shares) | shares				247,934
Share price (in dollars per share) | $ / shares					$ 12.10
Gross proceeds				€ 1,937,000
Issuance costs				19,000
Net proceeds				1,918,000
Commission or finder's fee				€ 0
Shares issued upon completion of Oryx earn-out (in shares) | shares			4,700,000
Shares to be issued upon completion of Oryx earn-out			€ 22,000,000
Shares issued upon settlement of deferred consideration (in shares) | shares						761,754
Shares issued upon settlement of deferred consideration						€ 6,764,000
Matev Mazij
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
Number of outstanding common shares held by control person | shares			4,900,000
Percentage of outstanding common shares held by control person			27.00%